Combined Prospectus	Jul. 29, 2026 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price of Securities Previously Registered	$ 6,000,000,000.00
Form Type	N-2
File Number	333-289039
Initial Effective Date	Jul. 29, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Registration Statement File No. 333-236451, dated December 16, 2021, (ii) the Registration Statement File No. 333-266278, dated July 22, 2022, (iii) the Registration Statement File No. 333-273504, dated July 28, 2023, (iv) the Registration Statement File No. 333-281037, dated July 26, 2024, (v) the Prior Registration Statement, as supplemented May 8, 2026, previously filed by the Registrant on Form N-2 and (vi) the registration by the Registrant of additional securities as set forth in this registration statement (the "Registration Statement"). This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. Pursuant to the Prior Registration Statement, a total of $6,000,000,000 shares of beneficial interest were previously registered. This Registration Statement has registered an additional $2,000,000,000 of shares of beneficial interest, resulting in a total of $8,000,000,000 in registered shares of beneficial interest.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price of Securities Previously Registered	$ 4,000,000,000.00
Form Type	N-2
File Number	333-281037
Initial Effective Date	Jul. 26, 2024
Combined Prospectus Note	See Prospectus Note 1.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price of Securities Previously Registered	$ 2,300,000,000.00
Form Type	N-2
File Number	333-273504
Initial Effective Date	Jul. 28, 2023
Combined Prospectus Note	See Prospectus Note 1.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price of Securities Previously Registered	$ 800,000,000.00
Form Type	N-2
File Number	333-266278
Initial Effective Date	Jul. 22, 2022
Combined Prospectus Note	See Prospectus Note 1.
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price of Securities Previously Registered	$ 500,000,000.00
Form Type	N-2
File Number	333-236451
Initial Effective Date	Dec. 16, 2020
Combined Prospectus Note	See Prospectus Note 1.